Employee Remuneration (Tables)	3 Months Ended
Jul. 31, 2026
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Benefits

Expenses recognized for employee benefits for the three months ended July 31, 2026, and 2025 are detailed below:

(in thousands)	2026 $	2025 $
Wages, salaries	2,658	1,864
Employee benefits	150	259
Payroll taxes	84	98
Share-based payments	714	55
	3,606	2,276